Capital Stock	12 Months Ended
Dec. 31, 2012
Class of Stock Disclosures [Abstract]
Capital Stock

15.	Capital Stock

From time to time, our Board authorizes us to repurchase our common stock. The activity under Board authorized share repurchase programs in 2012, 2011 and 2010 was as follows:

		Shares Purchased
		2012		2011		2010
(Millions)	Purchase Not to Exceed	Shares	Cost	Shares	Cost	Shares	Cost
Authorization date:
July 27, 2012	$750.0	5.3	$245.3	—	$—	—	$—
February 24, 2012	750.0	17.8	750.0	—	—	—	—
September 23, 2011	750.0	9.2	422.2	7.9	327.8	—	—
May 20, 2011	750.0	—	—	19.3	750.0	—	—
December 3, 2010	750.0	—	—	17.9	735.2	.4	14.8
July 30, 2010	1,000.0	—	—	—	—	32.9	1,000.0
February 27, 2009	750.0	—	—	—	—	19.1	591.2
Total repurchases	N/A	32.3	$1,417.5	45.1	$1,813.0	52.4	$1,606.0

Repurchase authorization remaining at December 31,		N/A	$504.7	N/A	$422.2	N/A	$735.2

In February 2011, we announced that our Board increased our cash dividend to shareholders to $.15 per share and moved us to a quarterly dividend payment cycle. In December 2011, our Board increased our quarterly cash dividend to shareholders to $.175 per share. In November 2012, our Board increased our quarterly cash dividend to shareholders to $.20 per share. On February 19, 2013, our Board declared a cash dividend of $.20 per common share that will be paid on April 26, 2013, to shareholders of record at the close of business on April 11, 2013. Prior to February 2011, our policy had been to pay an annual dividend of $.04 per share.

In 2012 and 2011 our Board declared the following cash dividends:

Date Declared	Dividend Amount Per Share	Stockholders of Record Date	Date Paid/ To be Paid	Total Dividends (Millions)
February 3, 2011	$.15	April 14, 2011	April 29, 2011	$57.0
May 20, 2011	.15	July 14, 2011	July 29, 2011	55.9
September 23, 2011	.15	October 13, 2011	October 28, 2011	54.3
December 2, 2011	.175	January 13, 2012	January 27, 2012	61.2
February 24, 2012	.175	April 12, 2012	April 27, 2012	60.8
May 18, 2012	.175	July 12, 2012	July 27, 2012	58.5
September 28, 2012	.175	October 11, 2012	October 26, 2012	58.6
November 30, 2012	.20	January 10, 2013	January 25, 2013	65.5

Declaration and payment of future dividends is at the discretion of our Board and may be adjusted as business needs or market conditions change. Prior to completion of the proposed Coventry acquisition, we are not permitted to declare, set aside or pay any dividend or other distribution other than a regular cash dividend in the ordinary course of business consistent with past practice. Our dividend policy following the completion of the proposed acquisition will be determined by our Board.

In addition to the common stock disclosed on our balance sheets, approximately 8 million shares of Class A voting preferred stock, $.01 par value per share, have been authorized. At December 31, 2012, there were also 400 million undesignated shares that our Board has the power to divide into such classes and series, with such voting rights, designations, preferences, limitations and special rights as our Board determines.